Prepayments and Other Receivables	12 Months Ended
Dec. 31, 2021
Prepayments and Other Receivables
Prepayments and Other Receivables

(6) Prepayments and Other Receivables

Prepayments and other receivables consisted of the following:

	December 31, 2021		December 31, 2020
	RMB	US$	RMB
Lease prepayments, current portion	534	84	534
Other receivables	665	104	569
	1,199	188	1,103